Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000123807
Shareholder Report [Line Items]
Fund Name	LSV Small Cap Value Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/small-cap-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Institutional Class Shares	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
AssetsNet	$ 650,046,000
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 2,057
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreement	0.8%
Communication Services	1.9%
Utilities	3.8%
Consumer Staples	4.1%
Materials	5.2%
Real Estate	6.2%
Energy	6.9%
Health Care	8.6%
Information Technology	9.0%
Industrials	12.9%
Consumer Discretionary	13.3%
Financials	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ryder System	1.5%
Jazz Pharmaceuticals PLC	1.5%
Matador Resources	1.3%
EnerSys	1.2%
Oshkosh	1.2%
CNO Financial Group	1.1%
Exelixis	1.1%
Cirrus Logic	1.1%
UGI	1.1%
Zions Bancorp	1.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/small-cap-value-fund/
C000142891
Shareholder Report [Line Items]
Fund Name	LSV Small Cap Value Fund
Class Name	Investor Class Shares
Trading Symbol	LVAQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/small-cap-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Investor Class Shares	$57	1.07%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
AssetsNet	$ 650,046,000
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 2,057
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreement	0.8%
Communication Services	1.9%
Utilities	3.8%
Consumer Staples	4.1%
Materials	5.2%
Real Estate	6.2%
Energy	6.9%
Health Care	8.6%
Information Technology	9.0%
Industrials	12.9%
Consumer Discretionary	13.3%
Financials	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ryder System	1.5%
Jazz Pharmaceuticals PLC	1.5%
Matador Resources	1.3%
EnerSys	1.2%
Oshkosh	1.2%
CNO Financial Group	1.1%
Exelixis	1.1%
Cirrus Logic	1.1%
UGI	1.1%
Zions Bancorp	1.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/small-cap-value-fund/